Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 269,155	$ 206,911
Short-term investments		70,000	67,756
Accounts receivable, net		34,000	32,517
Prepaid expenses, and other assets		7,774	8,570
Total current assets		380,929	315,754
Property and equipment, net		347	444
Operating lease right-of-use assets, net		6,660	7,130
Intangible assets, net		49,559	51,571
Goodwill		396,236	396,704
Deferred tax asset		17,432	28,934
Other non-current assets		1,479	2,807
Total assets		852,642	803,344
Liabilities and Shareholders’ Equity
Accounts payable and accrued expenses	[1]	13,249	13,293
Short-term operating lease liabilities	[2]	1,362	3,157
Income taxes payable		2,532	112
Contract liabilities		1,777	2,520
Current portion of borrowings with related party	[3]	0	38,778
Other current liabilities	[4]	1,474	10,645
Total current liabilities		20,394	68,505
Long-term borrowings with related party	[5]	35,992	0
Long-term operating lease liabilities	[6]	5,472	4,420
Deferred tax liabilities, net		543	848
Other non-current liabilities	[7]	3,932	1,681
Total liabilities		66,333	75,454
Shareholders’ equity
Common stock, KRW 10,000 par value—200,000,000 Shares authorized; 2,477,672 issued and outstanding		21,198	21,198
Additional paid-in-capital		359,280	359,280
Accumulated other comprehensive income		14,986	19,982
Retained earnings		390,758	327,273
Total shareholders’ equity attributable to shareholders of DoubleDown Interactive Co. Ltd.		786,222	727,733
Equity attributable to noncontrolling interests		87	157
Total equity		786,309	727,890
Total liabilities and shareholders’ equity		$ 852,642	$ 803,344

[1]	Includes related party royalty and other payables of $1,353 and $1,618 at June 30, 2024 and December 31, 2023, respectively (see Note 12).
[2]	Includes related party operating lease liability of $1,222 and $1,298 at June 30, 2024 and December 31, 2023, respectively (see Note 12).
[3]	Includes related party notes payable of $0 and $38,778 at June 30, 2024 and December 31, 2023, respectively (see Note 12).
[4]	Includes related party interest payable of $0 and $9,501 at June 30, 2024 and December 31, 2023, respectively (see Note 12).
[5]	Includes related party notes payable of $37,125 and $0 at June 30, 2024 and December 31, 2023, respectively (see Note 12).
[6]	Includes related party operating lease liability of $3,597 and $4,414 at June 30, 2024 and December 31, 2023, respectively (see Note 12).
[7]	Includes related party interest payable of $158 and $0 at June 30, 2024 and December 31, 2023, respectively (see Note 12).